PROSPECTUS SUPPLEMENT - MAY 1, 2002*

American Express Series D-1 Investment Certificate (May 1, 2002) S-6007

The following information modifies that found in the prospectus at page 2 regarding annual interest rates:

Simple interest rate                                 Compound effective yield
      3.15%                                                    3.20%



* Destroy April 23, 2003